CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 7,801	$ 7,143
Restricted cash	713	667
Short-term bank deposits	109,248	116,622
Trade receivables		2,000
Other accounts receivable and prepaid expenses	5,460	2,658
Total current assets	123,222	129,090
NON-CURRENT ASSETS:
Long-term prepaid expenses	1,911	1,880
Severance pay fund	3,125	2,863
Operating lease right of use asset	2,247	2,772
Property and equipment, net	1,658	1,711
Total non-current assets	8,941	9,226
Total assets	132,163	138,316
CURRENT LIABILITIES:
Trade payables	4,621	1,413
Short-term deferred participation in R&D expenses	3,629	668
Current maturity of operating lease liability	768	639
Other accounts payable and accrued expenses	8,078	7,803
Total current liabilities	17,096	10,523
NON- CURRENT LIABILITIES:
Long-term deferred participation in R&D expenses	2,715	1,968
Long-term operating lease liability	1,982	2,527
Accrued severance pay	3,677	3,516
Total non-current liabilities	8,374	8,011
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value: 200,000,000 shares authorized at December 31, 2021 and 2020; 86,433,432 and 83,675,856 shares issued and outstanding at December 31, 2021 and 2020, respectively	239	231
Additional paid-in capital	528,533	507,427
Accumulated deficit	(422,079)	(387,876)
Total shareholders' equity	106,693	119,782
Total liabilities and shareholders' equity	$ 132,163	$ 138,316